LOSS BEFORE INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Loss Before Income Tax
Schedule of loss before tax from continuing operations is arrived at after (crediting)/charging

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Crediting:
Finance income	(13)	(13)	(5)	(1)

Depreciation
- Property, plant and equipment (Note 9)	62	29	5	1
- Right-of-use assets (Note 11)	719	700	691	98
Expense relating to short-term leases (Note 11)	601	353	194	28
Fair value (gain)/loss on financial instruments:
- Financial assets at fair value through profit or loss	45,816	—	—	—
- Derivative financial liabilities	(7,467)	(1,007)	(847)	(120)
Expenses related to share-based payment	—	—	3,074	435
Consultants share option expense	—	16,152	—	—
Issuance expense related to placement	1,579	—	—	—
Other income	(599)	(699)	(3,742)	(529)
Finance costs	166	(191)	48	7

Employee benefit expenses** (Note 6)	1,517	1,171	1,192	168

The Group’s loss before tax from discontinuing operations is arrived at after (crediting)/charging:

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Crediting:
Finance income	(16,922)	(15,594)	(8,785)	(1,241)

Charging:
Cost of sales
- Sales of water treatment equipment	—	94	—	—
- Construction service	12,876	8,580	2,435	345
- Operation and maintenance services	162	—	307	43
- Operation services related to service concession arrangement	5,067	5,811	3,130	442
- Construction services related to service concession arrangement	389	—	—	—
Cost of sales	18,494	14,485	5,872	830

Depreciation
- Property, plant and equipment (Note 9)	448	275	95	14
- Right-of-use assets (Note 11)	647	713	359	50
Amortization of intangible assets* (Note 10)	884	813	460	65
Expense relating to short-term leases (Note 11)	—	137	129	18
Impairment losses/(reversal) on financial assets:
- Trade receivables	3,840	(3,989)	383	54
- Contract assets	357	171	3,545	501
- Other receivables	239	2,745	6,003	848
- Amounts due from related companies	(1,106)	—	—	—
Other losses / (income)	782	(205)	142	20
Finance costs	4,193	3,586	1,906	270

Employee benefit expenses**	9,979	9,416	4,960	701

*	The amortization of intangible assets allocated to cost of sales amounted to CNY730, CNY730 and CNY425 (US$60) and administrative expenses amounted to CNY154, CNY83 and CNY35 (US$5) on the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023.

**	The employee benefit expenses allocated to cost of sales amounted to CNY2,772, CNY1,418 and CNY870 (US$123), selling and distribution expenses amounted to CNY159, CNY111, CNY70 (US$10) and administrative expenses amounted to CNY8,565, CNY9,058 and CNY5,212 (US$736) on the consolidated statements of profit or loss for the years ended December 31, 2021, 2022 and 2023.